Related parties - Other related party balances (Details) - Other related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Lease liabilities paid	$ 22,000	$ 12,000
Trade and other receivables
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	1,149	1,789
Trade and other payables
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	934	1,398
Loans, lease and other liabilities
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	$ 57,959	$ 22,731